Fair Value of Financial Instruments - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Detail) - CAD ($) $ in Millions	Jul. 31, 2022	Apr. 30, 2022	Oct. 31, 2021
Securities
Amortized cost	$ 100,906	$ 101,658	$ 49,970
Loans
Consumer instalment and other personal	84,337	81,890	77,164
Credit cards	9,132	8,637	8,103
Business and government	287,669	274,548	239,809
Deposits	729,385	713,714	685,631
Securitization and structured entities' liabilities	25,020	24,692	25,486
Other liabilities	41,092	38,039	37,764
Subordinated Debt	7,443	$ 8,236	6,893
Not Carried At Fair Value [member] | At carrying value [member]
Securities
Amortized cost	100,906		49,970
Loans
Residential mortgages	143,962		135,653
Consumer instalment and other personal	83,860		76,627
Credit cards	8,881		7,827
Business and government	281,900		233,066
Loans net of allowance for loan losses	518,603		453,173
Deposits	703,396		662,827
Securitization and structured entities' liabilities	23,510		24,631
Other liabilities	3,844		0
Subordinated Debt	7,443		6,893
Not Carried At Fair Value [member] | Fair Value [Member]
Securities
Amortized cost	94,958		49,810
Loans
Residential mortgages	139,112		135,461
Consumer instalment and other personal	82,608		76,791
Credit cards	8,881		7,827
Business and government	280,795		233,670
Loans net of allowance for loan losses	511,396		453,749
Deposits	701,348		663,558
Securitization and structured entities' liabilities	22,992		24,809
Other liabilities	3,287		0
Subordinated Debt	$ 7,150		$ 7,087